Statement of Comprehensive Income (Loss) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Profit or loss [abstract]
Revenue	$ 113,500	$ 137,782	$ 184,739
Energy purchases	(69,800)	(87,408)	(117,160)
Subtotal	43,700	50,374	67,579
Transmission and distribution expenses	(29,112)	(29,974)	(33,164)
Gross margin	14,588	20,400	34,415
Selling expenses	(11,495)	(16,362)	(15,099)
Administrative expenses	(7,447)	(8,075)	(7,881)
Other operating income	4,842	3,635	3,567
Other operating expense	(4,887)	(3,399)	(5,249)
Impairment of property, plant and equipment		(26,248)
Income from interest in joint ventures	2		3
Operating profit	(4,397)	(30,049)	9,756
Agreement on the Regularization of Obligations			35,111
Financial income	65	83	118
Financial costs	(26,961)	(13,996)	(13,889)
Other financial results	1,741	(2,852)	(7,236)
Net financial costs	(25,155)	(16,765)	(21,007)
Monetary gain (RECPAM)	23,844	14,734	22,987
(Loss) Income before taxes	(5,708)	(32,080)	46,847
Income tax	(15,636)	5,376	(21,924)
(Loss) Income for the year	(21,344)	(26,704)	24,923
Other comprehensive income
Results related to benefit plans	200	164	(15)
Tax effect of actuarial profit on benefit plans	(70)	(49)	5
Total other comprehensive results	130	115	(10)
Comprehensive (loss) income for the year attributable to:
Owners of the parent	(21,214)	(26,589)	24,913
Comprehensive (loss) income for the year	$ (21,214)	$ (26,589)	$ 24,913